SUBSEQUENT EVENT (Details) (CAD)	0 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended
	Jan. 20, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 20, 2014 Common Shares	Dec. 31, 2013 Series Y	Dec. 31, 2012 Series Y	Jan. 20, 2014 Subsequent events	Jan. 27, 2014 Subsequent events Series Y
Subsequent Event [Line Items]
Number of shares issued					9,100,000
Common shares issued	440,000,000	899,000,000	269,000,000	2,401,000,000
Proceeds from sale of Cancarb limited								190,000,000
Number of shares authorized to be redeemed									4,000,000
Preferred stock dividend rate									5.60%
Redemption price per share (in Canadian dollars per share)						50	50		50
Accrued and unpaid dividends, in CAD per share									0.2455
Par value of preferred stock outstanding									200,000,000
Annualized dividends of shares outstanding									11,200,000